Share-Based Compensation (Tables)	6 Months Ended
Jan. 31, 2026
Share-Based Compensation [Abstract]
Schedule of Allocation of Share-Based Compensation Expense

The following table presents the allocation of share-based compensation expense by functional expense category for the periods presented:

	For the Six Months Ended January 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cost of revenue	$223,942	$—
General & administrative expenses	10,181	—
Research & development expenses	559,855	—
Sales and marketing expenses	1,119,714	—
Total share-based compensation expenses	$1,913,692	$—

Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options

As of January 31, 2026, there was no unrecognized compensation cost related to unvested stock options.

For the Six Months Ended January 31,
2026
Expected volatility	60.67%
Expected term (years)	5
Risk-free interest rate	3.70%
Expected dividend yield	—%

Schedule of Stock Option Activity

The following table summarizes stock option activity for the six months ended January 31, 2026:

	Number of Options	Weighted-average Exercise Price
Outstanding at July 31, 2025	—	$—
Granted	2,000,000	1.75
Exercised	—	—
Forfeited	—	—
Outstanding at January 31, 2026	2,000,000	$1.75